Nature Of Business And Organization (Transaction-Related Costs Incurred And Included In The Accompanying Consolidated Statements Of Operations) (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	10 Months Ended
	Dec. 31, 2011 Successor	Nov. 01, 2011 Predecessor
Business Acquisition [Line Items]
Accelerated vesting of equity compensation		$ 35,285
Professional and other advisory fees		27,573
Expenses incurred in connection with the refinancing of existing debt	16,857
Transaction-related bonuses and severance	1,000	3,767
Total	$ 17,857	$ 66,625